DEFERRED FINANCING COSTS	12 Months Ended
Dec. 31, 2012
DEFERRED FINANCING COSTS [Abstract]
DEFERRED FINANCING COSTS
DEFERRED FINANCING COSTS
Deferred financing costs incurred to obtain financing are amortized over the term of the related debt.  Accumulated amortization as of December 31, 2012 and 2011 was approximately $193,000 and $6,000, respectively.  Estimated amortization of the existing deferred financing costs for the years ending December 31, are as follows (in thousands):

2013	$244
2014	218
2015	42
2016	41
2017	16
$561